Related Party Contributions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017
Related Party Transaction [Line Items]
Related party contribution			$ 3,500	$ 8,050
Related party description			These contributions are not to be repaid and are recorded under additional paid in capital
Related Party [Member]
Related Party Transaction [Line Items]
Related party contribution	$ 23,545	$ 0
Related party description	These contributions are not to be repaid and are recorded under additional paid in capital